Note 7 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31
	20 20	2019
Federal
Current	$(408,360)	$1,738,512
Deferred	(971,540)	(312,658)
	(1,379,900)	1,425,854
State
Current	3,468	312,429
Deferred	(212,560)	(14,262)
	(209,092)	298,167
Total	$(1,588,992)	$1,724,021

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31
	20 20	2019
Income tax expense (benefit) at U.S. federal statutory rate	(21.0%)	21.0%
Current year state and local income taxes net of federal income tax benefit	(2.4)	3.5
Other	0.2	0.8
Provision for (benefit from) income taxes	(23.2%)	25.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31
	20 20	2019
Deferred tax liabilities:
Depreciation	$(128,868)	$(954,569)
LIFO to average cost Section 481(a) adjustment	(602,220)	(903,330)
Total deferred tax liabilities	(731,088)	(1,857,899)
Deferred tax assets:
Inventory capitalization	85,137	106,856
Postretirement benefits other than pensions	24,127	50,798
Net operating loss carryforward - State	15,012	—
Restricted stock award compensation	200,949	120,510
Other	44,717	34,489
Total deferred tax assets	369,942	312,653
Net deferred tax asset (liability)	$(361,146)	$(1,545,246)